N-CEN Certification
The undersigned, as Chief Compliance Officer of the Vanguard Funds, hereby certifies that pursuant to Item G.1.a.v. of Form N-CEN as such Form may be revised, amended or superseded from time to time, that each registered open-end investment company (each, a "Registrant"), on behalf of each portfolio series of each such Registrant listed on Schedule A hereto ( each, a "Fund", and collectively, the "Funds"); and The Vanguard Group, Inc. have (i) implemented procedures reasonably designed to achieve compliance with the terms and conditions of the exemptive order granted by the U.S. Securities Exchange Commission ("SEC") on May 13, 2014 (the "Order"), and (ii) such procedures are reasonably designed to achieve the following objectives:

(a)	that the Interfund Loan Rate will be higher than the
Repo Rate, and, if applicable, the yield of the money market funds, but lower than the Bank Loan Rate;

(b)	compliance with the collateral requirements as set forth in the application for the Order as filed with the SEC on January 28, 2014 (the "Application");

(c)	compliance with the percentage limitations on
interfund borrowing and lending;

(d)	allocation of interfund borrowing and lending
demand in an equitable` manner and in accordance
with procedures established by the Trustees; and
(e)	that the Interfund Loan Rate does not exceed the interest
rate on any third- party borrowings of a borrowing Fund at the time of the Interfund Loan.

By:


 Name:
Jacqueline
Mary Angell
Title: Chief
Compliance
Officer



Date:


1/27/2
025 |
2:18
PM EST



Sche
dule
A



Lender/Borrower
Fund Name
Registrant
Borrower
Real Estate Index Portfolio
Vanguard Variable
Insurance Funds
Lender
International Portfolio
Vanguard Variable
Insurance Funds